Segment Information (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Spin-Off costs included in selling, general, and administrative expense and not allocated to segments	$ 9.6	$ 10.8
Corporate [Member]
Project costs on incremental strategic investment	$ 13.8	$ 26.5